VCA-10

Schedule of Investments (unaudited)

as of March 31, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 1.8%
Airbus SE (France)	10,696	$1,215,802
Raytheon Technologies Corp.	26,337	2,035,060

		3,250,862

Air Freight & Logistics — 0.6%
FedEx Corp.	3,997	1,135,308

Airlines — 0.7%
Delta Air Lines, Inc.*	25,368	1,224,767

Automobiles — 3.7%
General Motors Co.	56,094	3,223,161
Tesla, Inc.*	4,912	3,280,872

		6,504,033

Banks — 8.6%
Bank of America Corp.	86,614	3,351,096
Citigroup, Inc.	31,927	2,322,689
JPMorgan Chase & Co.	29,977	4,563,399
PNC Financial Services Group, Inc. (The)	14,764	2,589,753
Truist Financial Corp.	43,071	2,511,901

		15,338,838

Beverages — 0.9%
PepsiCo, Inc.	11,827	1,672,929

Biotechnology — 0.9%
AbbVie, Inc.	14,353	1,553,282

Building Products — 1.6%
Johnson Controls International PLC	48,936	2,920,011

Capital Markets — 2.5%
Blackstone Group, Inc. (The)	18,657	1,390,506
Goldman Sachs Group, Inc. (The)	9,539	3,119,253

		4,509,759

Chemicals — 3.7%
Dow, Inc.	35,211	2,251,391
FMC Corp.	13,959	1,544,005
Linde PLC (United Kingdom)	10,262	2,874,797

		6,670,193

Communications Equipment — 1.0%
Cisco Systems, Inc.	32,901	1,701,311

Consumer Finance — 2.6%
Capital One Financial Corp.	18,844	2,397,522
SLM Corp.	120,914	2,172,825

		4,570,347

Containers & Packaging — 0.9%
Crown Holdings, Inc.	17,032	1,652,785

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	29,454	1,712,750

Electrical Equipment — 1.0%
Emerson Electric Co.	20,203	1,822,715

Entertainment — 3.3%
Netflix, Inc.*	3,747	1,954,660
Spotify Technology S.A. (Sweden)*	3,009	806,261
Walt Disney Co. (The)*	16,636	3,069,675

		5,830,596

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	4,775	784,532
American Campus Communities, Inc.	27,205	1,174,440
American Tower Corp.	4,194	1,002,618

		2,961,590

Food & Staples Retailing — 1.4%
Walmart, Inc.	17,896	2,430,814

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	31,299	1,831,931

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	11,438	1,830,995

Health Care Providers & Services — 1.9%
Cigna Corp.	7,490	1,810,633
Laboratory Corp. of America Holdings*	6,369	1,624,286

		3,434,919

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	6,892	1,544,773
Royal Caribbean Cruises Ltd.	12,158	1,040,846

		2,585,619

Household Durables — 0.7%
DR Horton, Inc.	13,845	1,233,866

Household Products — 0.7%
Procter & Gamble Co. (The)	9,001	1,219,005

Industrial Conglomerates — 0.9%
General Electric Co.	116,271	1,526,638

Insurance — 4.0%
Chubb Ltd. (Switzerland)	16,238	2,565,117
Marsh & McLennan Cos., Inc.	10,535	1,283,163
MetLife, Inc.	33,563	2,040,295
RenaissanceRe Holdings Ltd. (Bermuda)	7,700	1,233,925

		7,122,500

Interactive Media & Services — 7.0%
Alphabet, Inc. (Class A Stock)*	2,864	5,907,057
Bumble, Inc.*	3,946	246,152
Facebook, Inc. (Class A Stock)*	10,680	3,145,580
Match Group, Inc.*	14,960	2,055,205
Snap, Inc.*	21,253	1,111,319

		12,465,313

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.*	1,297	4,013,022
Farfetch Ltd. (United Kingdom)*	13,266	703,363
MercadoLibre, Inc. (Argentina)*	741	1,090,856

		5,807,241

IT Services — 6.9%
Adyen NV (Netherlands), 144A*	1,072	2,397,370
Okta, Inc.*	638	140,634
PayPal Holdings, Inc.*	8,381	2,035,242
Shopify, Inc. (Canada) (Class A Stock)*	2,698	2,985,337
Snowflake, Inc.*	3,232	741,033
Square, Inc. (Class A Stock)*	7,595	1,724,445
Twilio, Inc.*	6,494	2,212,896

		12,236,957

Leisure Products — 0.5%
Peloton Interactive, Inc.*	7,693	865,001

Machinery — 2.5%
Deere & Co.	5,238	1,959,745
Fortive Corp.	14,413	1,018,134
Otis Worldwide Corp.	22,170	1,517,537

		4,495,416

Media — 0.5%
Comcast Corp. (Class A Stock)	18,174	983,395

Multi-Utilities — 2.6%
Ameren Corp.	21,890	1,780,970
Dominion Energy, Inc.	36,813	2,796,316

		4,577,286

Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	30,983	3,246,709
ConocoPhillips	48,652	2,577,096
Williams Cos., Inc. (The)	53,984	1,278,881

		7,102,686

Pharmaceuticals — 2.9%
AstraZeneca PLC (United Kingdom), ADR	26,962	1,340,551
Bristol-Myers Squibb Co.	27,710	1,749,332
Eli Lilly & Co.	10,844	2,025,876

		5,115,759

Road & Rail — 1.6%
Union Pacific Corp.	13,044	2,875,028

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Inc.	5,528	2,563,112
NVIDIA Corp.	4,293	2,292,162
QUALCOMM, Inc.	6,810	902,938
Texas Instruments, Inc.	11,361	2,147,115

		7,905,327

Software — 4.1%
Adobe, Inc.*	5,464	2,597,422
Microsoft Corp.	8,651	2,039,646
PTC, Inc.*	9,410	1,295,286
RingCentral, Inc.*	4,435	1,321,098

		7,253,452

Specialty Retail — 2.2%
Lowe’s Cos., Inc.	10,477	1,992,516
Ross Stores, Inc.	15,356	1,841,338

		3,833,854

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	38,847	4,745,161

Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	4,025	2,694,466
NIKE, Inc. (Class B Stock)	16,643	2,211,688

		4,906,154

Trading Companies & Distributors — 1.1%
United Rentals, Inc.*	6,196	2,040,405

TOTAL COMMON STOCKS (cost $106,586,029)		175,456,798

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,354,566)(a)	2,354,566	2,354,566

TOTAL INVESTMENTS — 100.0% (cost $108,940,595)		177,811,364
Other assets in excess of liabilities — 0.0%		72,871

NET ASSETS — 100.0%		$177,884,235

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).